Capital management (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [abstract]
Equity attributable to shareholders of the Company	$ 88,058	$ 87,144